Subordinated liabilities	12 Months Ended
Dec. 31, 2024
Disclosure of subordinated liabilities [Abstract]
Subordinated liabilities	Note 27: Subordinated liabilities
The movement in subordinated liabilities during the year was as follows:

	Preferred securities £m	Undated £m	Dated £m	Total £m
At 1 January 2023	–	146	6,447	6,593
Issued during the year[1]:
5.25% Fixed Rate Reset Dated Subordinated Notes 2033 (500S$ million)	–	–	288	288
Fixed-to-Floating Rate Dated Subordinated Notes 2033 (A$750 million)	–	–	382	382
	–	–	670	670
Repurchases and redemptions during the year[1]:
9.625% Subordinated Bonds 2023 (£300 million)	–	–	(92)	(92)
7.07% Subordinated Fixed Rate Notes 2023 (€175 million)	–	–	(155)	(155)
8.75% Perpetual Subordinated Bonds (£100 million)	–	(5)	–	(5)
7.375% Subordinated Undated Instruments (£150 million)	–	–	–	–
8% Undated Subordinated Step-up Notes 2023 (£200 million)	–	–	–	–
	–	(5)	(247)	(252)
Foreign exchange movements	–	–	(268)	(268)
Other movements (cash and non-cash)[2]	–	–	192	192
At 31 December 2023	–	141	6,794	6,935
Issued during the year[1]:
Floating Rate Dated Subordinated Notes 2034 (A$500 million)	–	–	257	257
5.963% Fixed-to-Floating Rate Dated Subordinated Notes 2034 (A$250 million)	–	–	129	129
	–	–	386	386
Foreign exchange movements	–	–	(3)	(3)
Other movements (cash and non-cash)[2]	–	–	(107)	(107)
At 31 December 2024	–	141	7,070	7,211
1Issuances in the year generated cash inflows of £386 million (2023: £670 million); the repurchases and redemptions resulted in cash outflows of £nil (2023: £251 million).
2Other movements include hedge accounting movements and cash payments in respect of interest on subordinated liabilities in the year amounting to £366 million (2023: £335 million) offset by the interest expense in respect of subordinated liabilities of £430 million (2023: £395 million).
These securities will, in the event of the winding-up of the issuer, be subordinated to the claims of depositors and all other creditors of the issuer, other than creditors whose claims rank equally with, or are junior to, the claims of the holders of the subordinated liabilities. The subordination of specific subordinated liabilities is determined in respect of the issuer and any guarantors of that liability. The claims of holders of preference shares and preferred securities are generally junior to those of the holders of undated subordinated liabilities, which in turn are junior to the claims of holders of the dated subordinated liabilities.
Note 27: Subordinated liabilities continued
Preference shares
The Bank has in issue one class of preference shares which are classified as liabilities under accounting standards.

				2024		2023
	2024 Number of shares	2023 Number of shares	2022 Number of shares	£m	% of share capital	£m	% of share capital	2022 £m
6% Non-cumulative Redeemable Preference shares of GBP1.00	100	100	100	–	–	–	–	–
The rights and obligations attaching to these shares are set out in the Bank’s articles of association, a copy of which can be obtained from
Companies House or from the Lloyds Banking Group website (www.lloydsbankinggroup.com/who-we-are/group-overview/corporate-
governance.html).
At 31 December 2024 £6,289 million (2023: £6,921 million) of subordinated liabilities had a contractual residual maturity of greater than one year.